GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 99.04%
	Exchange Traded Funds - 71.11%
288,135	iShares 1-3 Year Treasury Bond ETF (a)	$23,854,697
125,195	iShares 7-10 Year Treasury Bond ETF (a)	12,807,449
63,726	iShares 10+ Year Investment Grade Corporate Bond ETF (a)	3,397,233
293,206	iShares Broad USD Investment Grade Corporate Bond ETF (a)	14,944,710
279,710	iShares Broad USD High Yield Corporate Bond ETF (a)	9,683,560
359,703	iShares Core Aggressive Allocation ETF	21,542,613
381,842	iShares Core Growth Allocation ETF	18,328,416
145,867	iShares Core MSCI Emerging Markets ETF	7,156,235
71,490	iShares Core MSCI Europe ETF	3,214,190
186,008	iShares Core S&P Small-Cap ETF	17,188,999
178,602	iShares Core U.S. Aggregate Bond ETF	18,160,251
114,472	iShares Edge MSCI Min Vol USA ETF	8,037,079
28,877	iShares iBoxx High Yield Corporate Bond ETF (a)	2,125,636
48,203	iShares J.P. Morgan USD Emerging Markets Bond ETF	4,112,680
47,408	iShares MSCI EAFE Min Vol Factor ETF (a)	3,001,400
132,402	iShares MSCI Switzerland ETF (a)	5,498,655
75,311	iShares TIPS Bond ETF (a)	8,578,676
44,100	JPMorgan Beta Builders Canada ETF (a)	2,590,434
170,629	SPDR Bloomberg Barclays High Yield Bond ETF (a)	15,477,757
103,717	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	2,402,086
201,081	SPDR Gold MiniShares Trust (b)	7,214,786
407,696	Vanguard FTSE Developed Markets ETF (a)	16,633,997
37,215	Vanguard Global ex-U.S. Real Estate ETF	1,647,508
111,971	Vanguard High Dividend Yield ETF	11,387,451
68,168	Vanguard Intermediate-Term Corporate Bond ETF	5,454,803
134,029	Vanguard Long-Term Treasury ETF	9,403,475
417,108	Vanguard Mortgage-Backed Securities ETF	19,941,933
44,418	Vanguard Real Estate ETF (a)	4,046,924
78,413	Vanguard S&P 500 ETF	27,199,901
23,672	Vanguard Short-Term Corporate Bond ETF (a)	1,805,227
18,274	Vanguard Total Bond Market ETF	1,375,301
36,799	Vanguard Total International Bond ETF (a)	1,823,022
113,277	Vanguard Value ETF	14,938,971
		324,976,055
	Mutual Funds - 27.93%
345,177	American Funds - Capital Income Builder - Class F3	21,570,140
1,233,634	American Funds - High-Income Trust - Class F3	11,102,707
1,960,923	American Funds - Multi-Sector Income Fund - Class F3	17,824,786
237,131	American Funds - Mutual Fund - Class F3	11,443,940
1,523,139	American Funds - The Bond Fund of America - Class F3	18,064,432
933,055	American Funds - The Income Fund of America - Class F3	21,534,919
224,637	American Funds - Washington Mutual Investors Fund - Class F3	11,382,371
2,887,435	Vanguard High-Yield Corporate Fund - Admiral Shares	14,697,044
		127,620,339
	Total Investment Companies (Cost $442,837,027)	452,596,394

	SHORT TERM INVESTMENTS - 1.02%
	Money Market Funds - 1.02%
4,671,995	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (c)	4,671,995
	Total Short Term Investments (Cost $4,671,995)	4,671,995
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.16%
55,567,866	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (c)	55,567,866
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $55,567,866)	55,567,866

	Total Investments (Cost $503,076,888) - 112.22%	512,836,255
	Liabilities in Excess of Other Assets - (12.22)%	(55,824,482)
	TOTAL NET ASSETS - 100.00%	$457,011,773

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2022.